NOTE PAYABLE	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
NOTE PAYABLE

NOTE 5. NOTE PAYABLE

On September 11, 2012, the Company issued a 8% note in the principal amount of $32,500 to Asher Enterprises, Inc., an investment fund. The Note is convertible into common stock at a discount to the market price of the common stock. The note was secured with 565,000 shares of common stock reserved. On June 24, 2013 the note issued the investment fund was paid in full and the shares were released from reserve.